Velocity Commercial Capital Loan Trust 2024-2

Exhibit 99.08

Category	# of Mortgage Loans	% of Mortgage Loans
No Delinquency, No Missing Data	0	0.00%
Delinquency, No Missing Data	7	100.00%
No Delinquency, At Least One Month Missing	0	0.00%
Delinquency, At Least One Month Missing	0	0.00%
Total	7	100.00%